Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 19.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	4,200,000	4,228,308
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	2,600,000	2,619,524
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.181%	7,780,000	7,770,602
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	2,154,954	2,158,336
Series 2019-A Class A
07/15/2022	3.480%	4,266,977	4,284,279
Series 2019-B Class A
10/15/2026	2.720%	7,693,888	7,707,672
Subordinated Series 2018-B Class B
07/15/2022	4.110%	14,400,000	14,512,316
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.219%	11,810,000	11,774,440
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.370%	9,300,000	9,302,297
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	3,758,291	3,790,476
Subordinated Series 2017-P2 Class B
01/15/2024	3.560%	4,743,125	4,755,323
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,201,401	1,205,964
Series 2019-B Class A
06/17/2024	2.660%	7,124,035	7,136,644
Series 2019-B Class B
06/17/2024	3.620%	6,400,000	6,405,036
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	5,617,058	5,651,641
Series 2019-A Class B
04/15/2026	4.010%	3,000,000	3,039,675
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	4,223,217	4,233,090
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	2,210,685	2,222,327
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	1,781,559	1,786,588
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,800,000	4,846,404
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.260%	7,000,000	6,952,946
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	3,200,000	3,253,049
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	9,900,000	10,244,933
DT Auto Owner Trust(a),(c)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,000,000	4,011,126
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	3,207,688	3,210,397
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,300,000	4,338,886
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	4,750,000	4,800,968
GLS Auto Receivables Issuer Trust(a),(c)
Series 2020-1A Class B
11/15/2024	2.430%	5,750,000	5,762,702
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,900,000	1,914,111
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.169%	5,000,000	4,999,965
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	6,619,892	6,652,833
Series 2019-2 Class A
08/15/2025	4.000%	7,816,706	7,843,612
Series 2019-3 Class A
10/15/2025	3.750%	8,319,528	8,320,921
Columbia Total Return Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-7 Class A
01/15/2027	3.750%	7,658,515	7,716,534
Series 2020-1 Class A
01/16/2046	3.500%	10,000,000	10,000,000
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.569%	9,875,000	9,889,299
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.219%	21,000,000	20,874,021
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.702%	6,000,000	6,040,602
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	5,035,577	5,039,646
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,919,535
Morgan Stanley Resecuritization Pass-Through Trust(a),(d),(e)
Series 2018-SC1 Class B
09/18/2023	1.000%	2,603,362	2,577,328
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.219%	9,350,000	9,327,738
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.252%	22,000,000	22,000,858
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.052%	1,000,000	969,936
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.969%	12,900,000	12,899,923
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.269%	11,475,000	11,468,149
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class A
06/15/2026	3.690%	6,652,404	6,701,258
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	3,929,890	3,964,488
Series 2019-3 Class A
11/16/2026	3.821%	9,279,093	9,319,797
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,293,368	3,298,619
Series 2018-1A Class C
06/17/2024	4.870%	5,500,000	5,555,189
Series 2019-1A Class A
04/15/2025	3.540%	1,761,236	1,768,584
Series 2019-2A Class A
09/15/2025	3.200%	1,172,333	1,176,543
Series 2019-3A Class A
07/15/2025	3.190%	11,193,353	11,257,077
Series 2019-3A Class B
07/15/2025	3.590%	2,500,000	2,517,127
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,080,148	1,096,121
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	2,398,300	2,423,156
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	12,237,577
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	6,395,038	6,395,038
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.231%	14,625,000	14,626,375
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	4,364,963	4,391,979
SoFi Professional Loan Program LLC(a),(d),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	2	493,333
Series 2016-A Class RIO
01/25/2038	0.000%	3	345,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,084,800
Series 2017-A Class R
03/26/2040	0.000%	12,500	488,563

2	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.201%	5,828,571	5,784,157
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	5,285,709	5,296,222
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	6,800,000	6,827,485
Total Asset-Backed Securities — Non-Agency (Cost $414,254,849)			412,509,448

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(h)
Series 2017-K070 Class A2
11/25/2027	3.303%	6,745,000	7,428,662
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	22,600,000	24,052,091
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,399,626	6,725,799
Total Commercial Mortgage-Backed Securities - Agency (Cost $36,149,992)			38,206,552

Commercial Mortgage-Backed Securities - Non-Agency 10.5%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,454,977	1,519,933
Series 2015-SFR2 Class A
10/17/2045	3.732%	11,884,612	12,524,008
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	3.626%	7,730,000	7,744,521
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	3.926%	4,790,000	4,793,003
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	3.576%	7,700,000	7,700,032
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.476%	3,100,000	3,094,569
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.076%	3,000,000	3,003,766
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.096%	4,400,000	4,422,051
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	3.263%	4,361,000	4,363,730
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.563%	3,801,000	3,804,571
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	5,350,000	5,535,676
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.176%	5,000,000	5,004,712
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	4.676%	11,500,000	11,518,033
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,320,108
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	2.805%	5,000,000	4,967,168
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	4.397%	6,700,000	6,670,661
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,412,024	1,477,215

Columbia Total Return Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class E
11/13/2039	3.632%	4,850,000	4,858,985
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	5.417%	1,896,000	1,899,595
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,816,349
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	7,961,593
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	9,800,000	9,182,749
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	2,500,000	2,553,579
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	4,700,000	4,729,918
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,742,981
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	2.576%	13,851,924	13,851,908
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.719%	11,461,612	11,493,891
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,613,881
Series 2014-C26 Class A3
01/15/2048	3.231%	727,792	769,239
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,527,181
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	6,010,986
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,403,875	4,428,133
Series 2018-SF3 Class A
10/17/2035	3.880%	5,321,654	5,474,810
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR1 Class A
03/17/2035	3.255%	9,029,012	9,120,455
Series 2018-SFR2 Class A
08/17/2035	3.712%	6,755,000	6,914,133
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,438,921
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	3.776%	7,200,000	7,227,032
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	2.926%	4,800,000	4,800,290
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.576%	7,587,000	7,616,095
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,613,860
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $217,352,550)			221,110,321

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	55,933
WMI Holdings Corp. Escrow(d),(e),(i)	2,725	—
Total		55,933
Total Financials		55,933
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(i)	1,493	111,676
Total Industrials		111,676
Total Common Stocks (Cost $1,511,077)		167,609

4	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes 21.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
10/15/2022	6.000%	33,000	32,347
12/01/2024	7.500%	164,000	161,155
03/15/2025	7.500%	52,000	50,276
04/15/2027	7.875%	34,000	32,312
Moog, Inc.(a)
12/15/2027	4.250%	70,000	71,963
Northrop Grumman Corp.
01/15/2025	2.930%	5,840,000	6,111,200
01/15/2028	3.250%	5,435,000	5,808,164
TransDigm, Inc.(a)
03/15/2026	6.250%	502,000	542,213
11/15/2027	5.500%	368,000	370,613
TransDigm, Inc.
06/15/2026	6.375%	535,000	565,202
03/15/2027	7.500%	73,000	79,869
Total			13,825,314
Automotive 0.5%
Delphi Technologies PLC(a)
10/01/2025	5.000%	74,000	81,912
Ford Motor Co.
01/15/2043	4.750%	5,530,000	5,161,327
Ford Motor Credit Co. LLC
11/02/2020	2.343%	4,580,000	4,587,176
IAA Spinco, Inc.(a)
06/15/2027	5.500%	33,000	35,095
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	183,000	187,943
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	55,000	59,019
05/15/2027	8.500%	93,000	99,977
Total			10,212,449
Banking 1.1%
Ally Financial, Inc.
11/01/2031	8.000%	92,000	129,219
Bank of America Corp.(j)
Subordinated
10/22/2030	2.884%	4,630,000	4,810,723
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	1,405,000	1,463,801
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,511,546
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	2,900,000	2,977,965
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(j)
01/22/2031	2.699%	3,225,000	3,273,351
Washington Mutual Bank(d),(e),(k)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Wells Fargo & Co.
10/23/2026	3.000%	3,855,000	4,040,247
Total			22,247,920
Brokerage/Asset Managers/Exchanges 0.0%
LPL Holdings, Inc.(a)
09/15/2025	5.750%	7,000	7,303
Subordinated
11/15/2027	4.625%	102,000	104,162
NFP Corp.(a)
07/15/2025	6.875%	225,000	229,462
Total			340,927
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	169,000	177,036
01/15/2028	4.000%	158,000	159,153
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	347,000	345,220
11/15/2026	4.500%	84,000	86,237
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	9,276,165
Core & Main LP(a)
08/15/2025	6.125%	170,000	175,083
James Hardie International Finance DAC(a)
01/15/2025	4.750%	275,000	284,516
Total			10,503,410
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.
02/15/2023	5.125%	80,000	80,869
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	834,000	879,070
06/01/2029	5.375%	233,000	249,534
03/01/2030	4.750%	403,000	414,234
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	6,685,000	7,153,863
CSC Holdings LLC(a)
10/15/2025	6.625%	295,000	311,864
05/15/2026	5.500%	480,000	503,688
02/01/2028	5.375%	329,000	350,772
02/01/2029	6.500%	359,000	399,900
01/15/2030	5.750%	93,000	99,917

Columbia Total Return Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2026	7.750%	531,000	557,551
Intelsat Jackson Holdings SA
08/01/2023	5.500%	60,000	48,167
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	173,000	145,454
Intelsat Luxembourg SA
06/01/2023	8.125%	118,000	46,072
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	91,000	93,311
02/15/2025	6.625%	164,000	165,710
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	69,000	71,686
04/15/2025	5.375%	295,000	304,190
Viasat, Inc.(a)
04/15/2027	5.625%	55,000	57,655
Virgin Media Finance PLC(a)
01/15/2025	5.750%	123,000	126,512
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	17,000	17,819
05/15/2029	5.500%	81,000	85,229
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	350,331
Ziggo BV(a)
01/15/2027	5.500%	247,000	260,199
Total			12,773,597
Chemicals 0.2%
Alpha 2 BV(a),(l)
06/01/2023	8.750%	186,000	189,325
Angus Chemical Co.(a)
02/15/2023	8.750%	165,000	166,203
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	190,237
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	188,655
CF Industries, Inc.
03/15/2034	5.150%	43,000	49,688
03/15/2044	5.375%	20,000	22,526
Chemours Co. (The)
05/15/2023	6.625%	78,000	76,775
05/15/2027	5.375%	30,000	26,007
INEOS Group Holdings SA(a)
08/01/2024	5.625%	216,000	221,470
LYB International Finance III LLC
10/15/2049	4.200%	1,445,000	1,507,817
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	304,000	312,137
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	345,000	357,850
PQ Corp.(a)
11/15/2022	6.750%	331,000	339,333
12/15/2025	5.750%	236,000	246,547
SPCM SA(a)
09/15/2025	4.875%	82,000	85,105
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	254,000	266,641
Total			4,246,316
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	106,000	110,709
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	134,720
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	126,000	130,986
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	379,602
12/15/2026	6.500%	110,000	119,627
05/15/2027	5.500%	70,000	74,490
Total			950,134
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	250,000	254,783
09/01/2023	7.625%	155,000	151,497
APX Group, Inc.(a)
11/01/2024	8.500%	236,000	251,148
ASGN, Inc.(a)
05/15/2028	4.625%	126,000	129,500
frontdoor, Inc.(a)
08/15/2026	6.750%	50,000	54,799
Staples, Inc.(a)
04/15/2026	7.500%	28,000	28,701
04/15/2027	10.750%	28,000	28,474
Uber Technologies, Inc.(a)
11/01/2023	7.500%	152,000	159,754
Total			1,058,656
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	87,000	92,565
01/15/2027	7.750%	111,000	122,752
Mattel, Inc.(a)
12/31/2025	6.750%	92,000	98,662
12/15/2027	5.875%	17,000	17,887

6	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.
11/01/2041	5.450%	28,000	24,846
Prestige Brands, Inc.(a)
03/01/2024	6.375%	280,000	289,057
01/15/2028	5.125%	54,000	56,392
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	45,000	48,163
Scotts Miracle-Gro Co. (The)(a)
10/15/2029	4.500%	75,000	77,490
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	210,224
Valvoline, Inc.
07/15/2024	5.500%	113,000	117,051
Total			1,155,089
Diversified Manufacturing 0.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	38,000	39,965
02/15/2026	6.375%	46,000	49,823
Gates Global LLC/Co.(a)
01/15/2026	6.250%	290,000	298,394
MTS Systems Corp.(a)
08/15/2027	5.750%	29,000	30,555
Resideo Funding, Inc.(a)
11/01/2026	6.125%	153,000	150,549
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	120,564
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	63,000	69,047
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	165,378
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	74,000	77,779
Total			1,002,054
Electric 3.1%
AEP Texas, Inc.
01/15/2050	3.450%	505,000	527,730
AES Corp. (The)
03/15/2023	4.500%	342,000	348,897
09/01/2027	5.125%	117,000	123,688
Appalachian Power Co.
05/15/2044	4.400%	4,635,000	5,468,930
Calpine Corp.(a)
06/01/2026	5.250%	195,000	201,331
02/15/2028	4.500%	120,000	118,960
03/15/2028	5.125%	132,000	131,369
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC
10/15/2025	5.750%	151,000	158,910
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	80,000	82,219
CMS Energy Corp.
03/01/2024	3.875%	2,005,000	2,149,098
11/15/2025	3.600%	260,000	278,644
02/15/2027	2.950%	285,000	293,540
03/31/2043	4.700%	230,000	274,556
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	5,199,548
DTE Energy Co.
10/01/2026	2.850%	7,942,000	8,205,622
Duke Energy Corp.
09/01/2046	3.750%	4,645,000	4,958,782
06/15/2049	4.200%	2,460,000	2,865,935
Emera U.S. Finance LP
06/15/2046	4.750%	6,290,000	7,606,281
Indiana Michigan Power Co.
07/01/2047	3.750%	573,000	636,148
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	81,000	84,467
09/15/2027	4.500%	240,000	250,854
NRG Energy, Inc.
01/15/2027	6.625%	295,000	317,052
01/15/2028	5.750%	15,000	16,159
NRG Energy, Inc.(a)
06/15/2029	5.250%	70,000	75,502
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	180,000	185,107
Southern Co. (The)
07/01/2036	4.250%	1,275,000	1,444,435
07/01/2046	4.400%	7,353,000	8,558,085
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	85,324
01/15/2030	4.750%	113,000	119,208
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	70,706
02/15/2027	5.625%	209,000	216,855
07/31/2027	5.000%	107,000	110,194
WEC Energy Group, Inc.
06/15/2025	3.550%	700,000	750,722
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,351,636
12/01/2026	3.350%	4,750,000	5,091,834
06/15/2028	4.000%	4,510,000	5,060,842
Total			65,419,170

Columbia Total Return Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	45,000	47,387
07/15/2029	5.125%	32,000	34,176
GFL Environmental, Inc.(a)
05/01/2022	5.625%	89,000	90,504
03/01/2023	5.375%	40,000	40,854
12/15/2026	5.125%	65,000	67,141
05/01/2027	8.500%	180,000	196,153
Hulk Finance Corp.(a)
06/01/2026	7.000%	87,000	90,803
Total			567,018
Finance Companies 1.3%
AG Issuer LLC(a),(c)
03/01/2028	6.250%	67,000	67,000
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	10,031,543
11/15/2035	4.418%	13,750,000	15,489,621
Global Aircraft Leasing Co., Ltd.(a),(l)
09/15/2024	6.500%	202,000	206,853
Navient Corp.
06/15/2022	6.500%	602,000	643,911
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	292,000	286,918
Quicken Loans, Inc.(a)
05/01/2025	5.750%	345,000	356,315
Springleaf Finance Corp.
03/15/2023	5.625%	73,000	78,244
03/15/2024	6.125%	107,000	117,169
03/15/2025	6.875%	126,000	142,721
Total			27,420,295
Food and Beverage 1.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	9,208,000	11,434,108
B&G Foods, Inc.
04/01/2025	5.250%	179,000	182,679
09/15/2027	5.250%	67,000	66,800
Bacardi Ltd.(a)
05/15/2048	5.300%	7,535,000	9,231,420
Conagra Brands, Inc.
11/01/2048	5.400%	3,655,000	4,670,046
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	22,000	23,304
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	170,000	159,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,034,134
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	9,748,000	10,032,651
MHP SE(a)
05/10/2024	7.750%	581,000	625,164
Performance Food Group, Inc.(a)
10/15/2027	5.500%	53,000	55,971
Post Holdings, Inc.(a)
03/01/2027	5.750%	540,000	569,861
01/15/2028	5.625%	92,000	97,575
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.345%	2,200,000	2,202,559
Total			40,385,422
Gaming 0.1%
Boyd Gaming Corp.
04/01/2026	6.375%	11,000	11,685
08/15/2026	6.000%	57,000	60,482
Boyd Gaming Corp.(a)
12/01/2027	4.750%	100,000	101,800
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	108,000	109,741
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	196,001
09/15/2026	6.000%	100,000	109,606
International Game Technology PLC(a)
02/15/2022	6.250%	152,000	159,224
02/15/2025	6.500%	90,000	101,410
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	248,098
02/01/2027	5.750%	79,000	87,853
MGM Resorts International
03/15/2023	6.000%	73,000	80,107
Scientific Games International, Inc.(a)
10/15/2025	5.000%	212,000	218,053
03/15/2026	8.250%	156,000	168,403
05/15/2028	7.000%	53,000	56,067
11/15/2029	7.250%	53,000	56,906
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	80,000	87,041
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	91,000	93,502
12/01/2029	4.625%	72,000	75,335
VICI Properties LP/Note Co., Inc.(a),(c)
02/15/2027	3.750%	142,000	142,509
08/15/2030	4.125%	142,000	143,824

8	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	153,000	160,237
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	13,000	13,458
Total			2,481,342
Health Care 1.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	209,000	215,595
Avantor, Inc.(a)
10/01/2025	9.000%	184,000	203,323
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	2.917%	4,916,000	4,959,671
Becton Dickinson and Co.
05/15/2044	4.875%	1,217,000	1,460,317
Cardinal Health, Inc.
09/15/2045	4.900%	1,210,000	1,317,381
06/15/2047	4.368%	3,550,000	3,705,292
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	203,000	206,482
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	105,400
05/01/2028	4.250%	42,000	42,668
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	102,000	104,043
CHS/Community Health Systems, Inc.(a),(c)
02/15/2025	6.625%	146,000	147,412
Cigna Corp.
12/15/2048	4.900%	2,575,000	3,146,354
CVS Health Corp.
03/25/2048	5.050%	6,540,000	7,898,954
DaVita, Inc.
07/15/2024	5.125%	43,000	43,965
05/01/2025	5.000%	18,000	18,429
Encompass Health Corp.
02/01/2028	4.500%	48,000	49,486
02/01/2030	4.750%	24,000	24,904
HCA, Inc.
02/01/2025	5.375%	102,000	113,933
09/01/2028	5.625%	223,000	258,400
02/01/2029	5.875%	94,000	110,953
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	8,517,759
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	107,000	103,968
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	39,000	39,663
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	173,000	186,824
Tenet Healthcare Corp.
04/01/2022	8.125%	62,000	67,874
07/15/2024	4.625%	235,000	241,169
05/01/2025	5.125%	122,000	124,177
08/01/2025	7.000%	171,000	177,630
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	220,000	228,451
02/01/2027	6.250%	131,000	138,706
11/01/2027	5.125%	377,000	394,366
Total			34,353,549
Healthcare Insurance 0.1%
Centene Corp.(a)
01/15/2025	4.750%	40,000	41,452
04/01/2025	5.250%	219,000	227,067
06/01/2026	5.375%	332,000	353,092
08/15/2026	5.375%	158,000	167,805
12/15/2027	4.250%	215,000	224,124
12/15/2029	4.625%	279,000	300,545
Centene Corp.
01/15/2025	4.750%	112,000	115,929
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,626,737
Total			3,056,751
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	173,000	195,092
06/01/2026	5.250%	50,000	55,413
Meritage Homes Corp.
04/01/2022	7.000%	213,000	232,698
06/01/2025	6.000%	181,000	204,722
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	91,880
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	174,000	187,573
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	62,000	67,698
Total			1,035,076
Independent Energy 0.5%
California Resources Corp.(a)
12/15/2022	8.000%	61,000	20,687
Callon Petroleum Co.
10/01/2024	6.125%	71,000	68,490
07/01/2026	6.375%	443,000	418,723

Columbia Total Return Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,950,869
06/30/2033	6.450%	855,000	1,126,257
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	51,000	50,936
Centennial Resource Production LLC(a)
01/15/2026	5.375%	101,000	95,552
04/01/2027	6.875%	125,000	124,042
Chesapeake Energy Corp.(a)
01/01/2025	11.500%	86,000	69,779
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	433,000	437,406
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	128,000	133,074
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,895,809
Hess Corp.
02/15/2041	5.600%	950,000	1,093,123
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	162,000	147,030
11/01/2028	6.250%	110,000	97,629
Jagged Peak Energy LLC
05/01/2026	5.875%	273,000	281,227
Matador Resources Co.
09/15/2026	5.875%	319,000	311,671
Murphy Oil Corp.
12/01/2027	5.875%	124,000	127,113
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	388,000	400,256
10/15/2027	5.625%	90,000	95,005
PDC Energy, Inc.
09/15/2024	6.125%	119,000	119,295
QEP Resources, Inc.
03/01/2026	5.625%	124,000	110,968
SM Energy Co.
09/15/2026	6.750%	242,000	220,680
01/15/2027	6.625%	159,000	143,820
WPX Energy, Inc.
09/15/2024	5.250%	157,000	164,507
10/15/2027	5.250%	105,000	109,734
01/15/2030	4.500%	308,000	309,557
Total			10,123,239
Integrated Energy 0.1%
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,029,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	108,000	111,755
03/15/2026	5.625%	92,000	98,274
10/15/2027	4.750%	80,000	82,543
Viking Cruises Ltd.(a)
09/15/2027	5.875%	153,000	156,995
Total			449,567
Life Insurance 0.9%
Brighthouse Financial, Inc.
06/22/2047	4.700%	3,380,000	3,251,933
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,306,000	1,360,423
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,274,470
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	262,798
05/15/2047	4.270%	5,145,000	6,104,366
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,728,274
06/15/2046	4.800%	2,558,000	3,147,602
Total			18,129,866
Media and Entertainment 0.2%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	305,000	332,067
08/15/2027	5.125%	187,000	192,582
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	116,000	115,634
08/15/2027	6.625%	85,000	79,571
Discovery Communications LLC
05/15/2049	5.300%	795,000	949,042
iHeartCommunications, Inc.
05/01/2026	6.375%	62,634	67,817
05/01/2027	8.375%	328,512	357,489
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	49,000	51,244
01/15/2028	4.750%	95,000	96,761
Lamar Media Corp.(a),(c)
02/15/2028	3.750%	61,000	61,409
02/15/2030	4.000%	24,000	24,183
Match Group, Inc.
06/01/2024	6.375%	334,000	350,358
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	8,419

10	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%	439,000	469,251
11/15/2028	5.875%	142,000	160,088
05/15/2029	6.375%	8,000	9,352
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	181,891
06/15/2030	4.875%	126,000	131,575
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	42,000	44,016
03/15/2030	4.625%	144,000	148,452
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	48,304
TEGNA, Inc.(a)
09/15/2029	5.000%	123,000	124,626
Terrier Media Buyer, Inc.(a)
12/15/2027	8.875%	25,000	25,893
Twitter, Inc.(a)
12/15/2027	3.875%	80,000	80,250
Total			4,110,274
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	158,000	165,980
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	325,000	342,060
Constellium NV(a)
05/15/2024	5.750%	61,000	62,530
02/15/2026	5.875%	384,000	398,721
Freeport-McMoRan, Inc.
11/14/2024	4.550%	351,000	372,226
09/01/2029	5.250%	140,000	148,311
03/15/2043	5.450%	318,000	324,027
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	20,000	20,409
01/15/2025	7.625%	447,000	456,505
Novelis Corp.(a)
09/30/2026	5.875%	366,000	388,113
01/30/2030	4.750%	187,000	187,974
Total			2,866,856
Midstream 2.1%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	87,000	67,998
Cheniere Energy Partners LP
10/01/2026	5.625%	181,000	189,873
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	202,000	205,334
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	49,160
05/15/2029	5.125%	280,000	298,030
04/01/2044	5.600%	128,000	124,856
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	145,543
Enterprise Products Operating LLC
01/31/2050	4.200%	735,000	799,221
01/31/2060	3.950%	720,000	729,213
Genesis Energy LP/Finance Corp.
02/01/2028	7.750%	74,000	74,597
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	360,000	376,200
Holly Energy Partners LP/Finance Corp.(a),(c)
02/01/2028	5.000%	155,000	157,105
Kinder Morgan, Inc.
02/15/2046	5.050%	9,955,000	11,258,359
MPLX LP
04/15/2048	4.700%	2,850,000	2,925,083
NuStar Logistics LP
06/01/2026	6.000%	67,000	70,588
04/28/2027	5.625%	159,000	163,592
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	10,925,000	10,553,938
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	289,000	282,999
Sunoco LP/Finance Corp.
01/15/2023	4.875%	104,000	106,611
02/15/2026	5.500%	157,000	161,422
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	107,000	106,938
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	446,000	465,244
01/15/2028	5.000%	167,000	169,981
01/15/2029	6.875%	43,000	47,458
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	33,000	36,052
03/01/2030	5.500%	248,000	255,905
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	279,696
Western Gas Partners LP
08/15/2048	5.500%	3,530,000	3,204,663
Williams Companies, Inc. (The)
09/15/2045	5.100%	9,370,000	10,418,095
Total			43,723,754

Columbia Total Return Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.9%
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,464,570
02/15/2043	5.250%	535,000	676,550
05/15/2047	4.375%	4,850,000	5,602,585
Sempra Energy
11/15/2020	2.850%	5,135,000	5,164,936
11/15/2025	3.750%	3,620,000	3,912,925
06/15/2027	3.250%	302,000	317,876
Total			19,139,442
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	316,000	334,879
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	71,000	73,012
Calfrac Holdings LP(a)
06/15/2026	8.500%	91,000	36,400
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	62,000	50,529
Nabors Industries Ltd.(a)
01/15/2026	7.250%	75,000	74,920
01/15/2028	7.500%	57,000	56,442
Nabors Industries, Inc.
02/01/2025	5.750%	188,000	155,666
Rowan Companies, Inc.
01/15/2024	4.750%	71,000	45,713
SESI LLC
09/15/2024	7.750%	55,000	34,278
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	69,306	70,830
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	41,830	43,074
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	54,000	57,013
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	73,000	73,182
Transocean, Inc.(a)
01/15/2026	7.500%	45,000	41,938
02/01/2027	8.000%	65,000	60,430
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	245,000	254,995
Total			1,463,301
Packaging 0.1%
ARD Finance SA(a),(l)
06/30/2027	6.500%	55,000	56,812
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	501,000	523,327
08/15/2027	5.250%	225,000	235,896
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	63,000	65,857
Berry Global, Inc.(a)
02/15/2026	4.500%	35,000	35,467
BWAY Holding Co.(a)
04/15/2024	5.500%	193,000	199,044
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	155,000	157,951
Novolex(a)
01/15/2025	6.875%	93,000	93,446
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	163,000	166,284
07/15/2024	7.000%	159,000	163,703
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	85,000	89,679
08/15/2027	8.500%	54,000	59,500
Total			1,846,966
Pharmaceuticals 0.7%
AbbVie, Inc.(a)
11/21/2049	4.250%	3,835,000	4,188,395
Allergan Funding SCS
06/15/2044	4.850%	2,170,000	2,550,356
Amgen, Inc.
06/15/2051	4.663%	1,755,000	2,117,006
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	296,000	305,120
11/01/2025	5.500%	248,000	257,496
04/01/2026	9.250%	306,000	349,470
01/31/2027	8.500%	130,000	146,952
01/30/2028	5.000%	69,000	69,786
01/30/2030	5.250%	70,000	71,246
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	820,000	1,042,985
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	158,000	162,821
07/15/2027	5.000%	23,000	24,214
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	84,000	63,438
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
02/01/2025	6.000%	23,000	15,952
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	346,000	355,918
Johnson & Johnson
12/05/2033	4.375%	1,798,000	2,204,937

12	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	147,000	149,298
Total			14,075,390
Property & Casualty 0.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	118,000	124,503
HUB International Ltd.(a)
05/01/2026	7.000%	273,000	282,080
USI, Inc.(a)
05/01/2025	6.875%	65,000	66,792
Total			473,375
Railroads 0.3%
CSX Corp.
09/15/2049	3.350%	1,045,000	1,077,684
11/01/2066	4.250%	3,001,000	3,390,066
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,089,878
02/05/2070	3.750%	1,420,000	1,447,674
Total			7,005,302
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	217,533
01/15/2028	3.875%	61,000	61,353
IRB Holding Corp.(a)
02/15/2026	6.750%	255,000	265,853
Total			544,739
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	63,000	67,807
11/01/2035	6.875%	56,000	56,144
Lowe’s Companies, Inc.
05/03/2047	4.050%	1,890,000	2,105,198
PetSmart, Inc.(a)
03/15/2023	7.125%	213,000	212,150
06/01/2025	5.875%	168,000	172,934
Total			2,614,233
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	61,000	63,287
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	76,000	84,225
02/15/2028	5.875%	139,000	148,544
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	58,000	58,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a),(c)
02/15/2030	4.875%	71,000	72,862
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,773,009
02/01/2047	4.450%	5,000	5,469
01/15/2048	4.650%	2,708,000	3,038,945
Total			5,245,093
Technology 0.6%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	133,000	132,573
Ascend Learning LLC(a)
08/01/2025	6.875%	122,000	127,551
08/01/2025	6.875%	107,000	110,701
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	29,000	29,809
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	9,230,000	9,744,502
Camelot Finance SA(a)
11/01/2026	4.500%	85,000	86,475
CDK Global, Inc.
06/01/2027	4.875%	103,000	108,262
CommScope Finance LLC(a)
03/01/2024	5.500%	90,000	92,339
03/01/2026	6.000%	54,000	56,668
CommScope Technologies LLC(a)
06/15/2025	6.000%	164,000	157,070
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	45,000	46,221
Gartner, Inc.(a)
04/01/2025	5.125%	347,000	361,239
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	134,000	144,526
Informatica LLC(a)
07/15/2023	7.125%	205,000	207,573
Iron Mountain, Inc.
08/15/2024	5.750%	214,000	216,035
Iron Mountain, Inc.(a)
09/15/2029	4.875%	62,000	63,202
NCR Corp.
07/15/2022	5.000%	102,000	102,965
12/15/2023	6.375%	215,000	220,296
NCR Corp.(a)
09/01/2027	5.750%	91,000	97,012
09/01/2029	6.125%	116,000	126,584
Plantronics, Inc.(a)
05/31/2023	5.500%	91,000	87,822

Columbia Total Return Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.
05/15/2024	6.000%	220,000	228,454
PTC, Inc.(a),(c)
02/15/2025	3.625%	32,000	32,356
02/15/2028	4.000%	47,000	47,634
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	326,000	337,625
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	212,000	236,784
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	38,000	38,563
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	101,000	107,031
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	33,000	34,129
Verscend Escrow Corp.(a)
08/15/2026	9.750%	158,000	171,676
Total			13,553,677
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	17,000	17,206
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	99,000	102,011
07/15/2027	5.750%	100,000	104,523
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,855,917
11/01/2046	4.200%	1,720,000	1,922,438
FedEx Corp.
04/01/2046	4.550%	8,230,000	8,859,780
Hertz Corp. (The)(a)
06/01/2022	7.625%	73,000	75,588
10/15/2024	5.500%	76,000	77,206
08/01/2026	7.125%	93,000	99,428
01/15/2028	6.000%	302,000	304,618
XPO Logistics, Inc.(a)
06/15/2022	6.500%	94,000	95,686
Total			14,514,401
Wireless 0.3%
Altice France SA(a)
05/01/2026	7.375%	391,000	417,010
02/01/2027	8.125%	127,000	142,137
01/15/2028	5.500%	159,000	162,194
Altice Luxembourg SA(a)
05/15/2027	10.500%	177,000	205,031
America Movil SAB de CV
03/30/2020	5.000%	2,353,000	2,364,236
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	431,000	445,555
SBA Communications Corp.(a),(c)
02/15/2027	3.875%	110,000	111,588
Sprint Corp.
02/15/2025	7.625%	741,000	775,131
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	584,000	622,821
02/01/2026	4.500%	172,000	177,228
02/01/2028	4.750%	286,000	304,344
Ypso Finance Bis SA(a),(c)
02/15/2028	6.000%	155,000	153,312
Total			5,880,587
Wirelines 1.3%
AT&T, Inc.
03/01/2029	4.350%	12,444,000	14,025,519
06/15/2045	4.350%	3,215,000	3,569,038
CenturyLink, Inc.
03/15/2022	5.800%	459,000	484,209
12/01/2023	6.750%	242,000	268,827
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	338,952
02/15/2027	4.000%	69,000	69,569
Frontier Communications Corp.(a)
04/01/2026	8.500%	127,000	129,733
Telecom Italia Capital SA
09/30/2034	6.000%	52,000	58,493
Verizon Communications, Inc.
09/21/2028	4.329%	1,095,000	1,266,371
08/10/2033	4.500%	5,615,000	6,759,217
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	427,000	436,249
Total			27,406,177
Total Corporate Bonds & Notes (Cost $432,717,041)			447,230,296

Foreign Government Obligations(m),(n) 2.3%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	712,276
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	111,000	112,952
Colombia 0.2%
Colombia Government International Bond
05/15/2049	5.200%	2,642,000	3,315,872

14	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%		785,000	863,089
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%		1,015,000	1,161,226
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,710,000	1,913,955
03/15/2024	7.500%		971,000	1,086,813
Total				3,000,768
Indonesia 0.2%
Pertamina Persero PT(a)
01/21/2050	4.175%		3,130,000	3,148,772
Ivory Coast 0.4%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		2,510,000	2,710,470
10/17/2031	5.875%	EUR	4,455,000	5,236,174
Total				7,946,644
Mexico 0.3%
Petroleos Mexicanos(a)
01/28/2060	6.950%		6,185,000	6,265,568
Morocco 0.3%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	4,100,000	5,172,330
Netherlands 0.0%
Equate Petrochemical BV(a)
03/03/2022	3.000%		971,000	979,786
Oman 0.0%
Oman Government International Bond(a)
06/15/2021	3.625%		971,000	976,342
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,166,574
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,487,606
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		855,000	912,812
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 0.3%
Ukraine Government International Bond(a)
06/20/2026	6.750%	EUR	3,612,000	4,649,012
09/25/2032	7.375%		800,000	884,958
Total				5,533,970
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		971,000	1,002,795
Total Foreign Government Obligations (Cost $46,464,822)				47,759,382

Municipal Bonds 0.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%		840,000	1,218,638
Total Municipal Bonds (Cost $840,000)				1,218,638

Residential Mortgage-Backed Securities - Agency 32.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%		3	3
01/01/2046- 12/01/2046	3.500%		25,749,860	27,162,877
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	4.224%		699,539	100,531
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	4.374%		1,786,063	336,068
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.374%		23,711,507	4,600,533

Columbia Total Return Bond Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	4.374%	2,721,744	485,537
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	4.294%	960,041	174,948
Federal Home Loan Mortgage Corp.(o)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,233,310	333,895
CMO Series 4182 Class DI
05/15/2039	3.500%	4,594,145	249,577
Federal Home Loan Mortgage Corp.(h),(o)
CMO Series 4620 Class AS
11/15/2042	2.338%	1,640,111	84,355
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	3.290%	3,113	3,126
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	4.680%	55,518	55,512
Federal National Mortgage Association
08/01/2034	5.500%	74,995	84,639
10/01/2040- 07/01/2041	4.500%	4,728,567	5,167,995
08/01/2043- 05/01/2048	4.000%	54,326,657	57,618,567
06/01/2045- 02/01/2048	3.500%	24,840,856	25,844,327
CMO Series 2017-72 Class B
09/25/2047	3.000%	13,073,126	13,570,634
Federal National Mortgage Association(p)
11/01/2046	3.500%	21,942,738	22,981,567
Federal National Mortgage Association(o)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	2,749,054	202,019
Federal National Mortgage Association(b),(o)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.239%	4,522,633	1,017,756
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.489%	2,566,593	501,929
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	4.339%	2,212,942	446,788
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.339%	7,576,067	1,382,591
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.339%	18,532,123	3,939,776
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	4.489%	8,233,628	1,884,370
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	4.439%	8,565,369	1,706,483
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.489%	6,594,638	1,224,489
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.539%	9,867,563	2,000,987
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.539%	8,663,903	1,596,608
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.489%	14,098,791	3,067,967
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.389%	27,444,282	5,645,069

16	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.389%	22,355,151	4,721,772
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	4.389%	18,478,942	3,518,588
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.250%	8,642	8,893
Government National Mortgage Association
04/20/2048	4.500%	19,454,064	20,599,274
Government National Mortgage Association(o)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,000,371	784,631
Government National Mortgage Association(b),(o)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.542%	13,430,036	3,859,422
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.542%	8,882,322	1,990,889
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.542%	13,134,988	2,932,533
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.542%	7,254,971	1,416,122
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.492%	8,668,711	1,623,776
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.542%	9,956,062	1,734,754
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.542%	10,022,532	2,172,220
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.542%	7,818,131	1,696,974
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.592%	11,168,655	2,363,586
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.542%	9,473,842	1,787,589
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.492%	8,879,462	1,661,066
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.542%	22,157,386	4,386,777
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.492%	18,797,009	3,482,655
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.542%	9,908,446	2,166,967
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.542%	16,430,483	3,272,671
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.542%	11,010,955	1,845,257

Columbia Total Return Bond Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	4.342%	15,578,508	3,325,778
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.492%	11,788,182	2,374,998
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.492%	13,257,963	2,585,801
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	4.392%	13,576,790	2,500,142
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.492%	12,553,443	2,092,936
Government National Mortgage Association TBA(c)
02/20/2050	3.500%	64,500,000	66,535,781
Uniform Mortgage-Backed Security TBA(c)
02/18/2035	2.500%	27,000,000	27,485,156
02/18/2035- 02/12/2050	3.000%	244,500,000	250,281,372
02/12/2050	3.500%	42,000,000	43,355,156
02/12/2050	4.500%	35,500,000	37,559,277
Total Residential Mortgage-Backed Securities - Agency (Cost $671,191,093)			689,594,336

Residential Mortgage-Backed Securities - Non-Agency 27.9%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	8,594,032	8,699,238
American Mortgage Trust(d),(e),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	917	556
Angel Oak Mortgage Trust I LLC(a),(e),(h)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	5,004,062
Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	9,451,166	9,607,344
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	1,787,262	1,788,198
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	2,316,854	2,374,968
Arroyo Mortgage Trust(a),(h)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	5,426,028	5,563,100
ASG Resecuritization Trust(a),(h)
CMO Series 2009-2 Class G75
05/24/2036	3.527%	2,741,677	2,750,780
Bayview Opportunity Master Fund IIIb Trust(a),(h)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,777,181	1,789,297
Bayview Opportunity Master Fund IVa Trust(a),(h)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	447,991	449,060
Bayview Opportunity Master Fund IVa Trust(a)
Subordinated CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,103,478
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	1,808,365	1,804,269
BCAP LLC Trust(a),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.939%	625,391	627,188
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.495%	3,500,000	3,580,328
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	2.611%	28,951	28,950
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.011%	7,000,000	7,009,069
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	2.961%	3,109,320	3,111,482
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.761%	2,504,276	2,506,187
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.261%	12,700,000	12,717,341

18	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	3.314%	4,500,000	4,499,726
BRAVO Residential Funding Trust(a),(h)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	3,453,751	3,471,354
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,586,859	1,594,893
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,712,162
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-2 Class A1
07/25/2049	2.880%	5,498,657	5,546,964
CMO Series 2019-3 Class A3
11/25/2059	3.135%	4,947,521	4,985,637
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.411%	6,600,000	6,618,603
CIM Trust(a),(h)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	8,913,203	9,014,262
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.731%	10,067,005	10,011,632
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2013-11 Class 3A3
09/25/2034	4.149%	290,450	290,541
CMO Series 2014-12 Class 3A1
10/25/2035	4.413%	1,521,719	1,545,392
CMO Series 2014-C Class A
02/25/2054	3.250%	366,474	367,849
CMO Series 2015-A Class A4
06/25/2058	4.250%	926,079	968,543
CMO Series 2015-A Class B3
06/25/2058	4.500%	880,273	882,655
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	3,752,158	3,716,093
Citigroup Mortgage Loan Trust, Inc.(a),(o)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	4,453,157	60,203
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,752,209
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A2
02/25/2048	2.981%	357,936	357,785
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.811%	7,391,516	7,444,489
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	4.674%	624,742	629,734
CMO Series 2011-12R Class 3A1
07/27/2036	3.821%	350,958	352,653
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	9,455,300	10,000,132
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	2,222,420	2,220,811
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	507,453
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	425,011
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	3,017,104
Eagle Re Ltd.(a),(b),(c)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.600% 01/25/2030	3.126%	15,300,000	15,297,295
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.492%	2,486,882	2,491,332
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	2.911%	3,708,990	3,708,434
Ellington Financial Mortgage Trust(a),(e),(h)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	1,872,233	1,934,952
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	2,118,743	2,148,987
CMO Series 2019-1 Class A3
06/25/2059	3.241%	5,842,698	5,893,070
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,545,605

Columbia Total Return Bond Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC GMSR Issuer Trust(a),(h)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	12,871,000	13,359,151
GCAT LLC(a),(h)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	3,038,595	3,038,595
CMO Series 2019-2 Class A1
06/25/2024	3.475%	4,182,849	4,183,461
CMO Series 2019-3 Class A1
10/25/2049	3.352%	3,584,796	3,596,709
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	5,739,129	5,835,128
GCAT LLC(a),(d),(e),(h)
CMO Series 2020-1 Class A1
01/25/2040	2.981%	7,000,000	7,000,000
GCAT Trust(a),(h)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	2,495,808	2,520,534
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	3,677,302	3,698,751
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	3.561%	7,100,000	7,106,568
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	18,019,426	18,110,060
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	393,817	396,439
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,380,286	4,384,852
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,294,391
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	4,660,486	4,722,306
LVII Resecuritization Trust(a),(h)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.311%	8,000,000	8,165,096
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,025,746	3,023,855
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	6,484,230	6,480,177
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,593,692	2,605,209
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	5,109,962	5,304,768
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	4,076,678	4,094,866
Series 2018-PLS1 Class C
01/25/2023	3.981%	6,406,209	6,439,773
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	4,255,120	4,293,765
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	6,078,744	6,133,594
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.211%	2,675,185	2,678,836
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.061%	1,725,649	1,725,453
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.611%	5,000,000	4,997,796
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.805%	9,801,485	9,795,450
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.555%	8,280,790	8,372,320
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.511%	9,800,000	9,856,466
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.311%	8,000,000	8,052,676
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	5,667,545	5,680,889
CMO Series 2017-3A Class A2
11/25/2022	5.000%	3,000,000	2,993,487
CMO Series 2018-1A Class A1
04/25/2023	3.750%	6,535,387	6,549,569

20	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	7,959,839	8,055,068
CMO Series 2019-1A Class A1
01/25/2024	4.500%	15,962,048	16,176,425
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2018-2A Class A1
08/25/2023	4.000%	6,832,188	6,849,201
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	5,000,000	5,000,403
PRPM LLC(a),(h)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	6,432,575	6,444,316
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.611%	4,500,000	4,495,985
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	3.110%	7,700,000	7,707,404
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.411%	12,000,000	11,994,412
RCO Trust(a),(h)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	2,819,928	2,888,606
RCO V Mortgage LLC(a),(h)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	6,633,743	6,660,704
CMO Series 2019-2 Class A1
11/25/2024	3.475%	9,804,832	9,826,233
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	5,442,506	5,459,633
Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	3,565,968	3,624,080
CMO Series 2019-3 Class A3
09/25/2059	3.044%	4,061,865	4,076,736
SG Residential Mortgage Trust(a),(h)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,883,515
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	3,364,501	3,416,191
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(h)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,400,000	5,417,221
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	2.661%	3,636,530	3,652,355
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	16,450,000	16,570,162
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(h)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	1,995,170	1,995,169
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c),(h)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	10,300,000	10,300,000
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	6,000,000	6,000,000
Vericrest Opportunity Loan Trust(a),(h)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	3,103,359	3,110,528
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	7,628,800	7,640,148
Vericrest Opportunity Loan Trust LXXXIV LLC(a),(h)
CMO Series 2019-NP10 Class A1A
12/27/2049	3.426%	2,800,000	2,799,999
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	3,981,481	3,975,056
Subordinated CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	3,000,000	3,007,538
Verus Securitization Trust(a),(h)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	3,078,824	3,117,029
CMO Series 2019-1 Class A1
02/25/2059	3.836%	2,837,090	2,865,594
CMO Series 2019-2 Class A2
04/25/2059	3.345%	1,765,328	1,790,620
CMO Series 2019-2 Class A3
04/25/2059	3.448%	1,765,328	1,790,614
CMO Series 2019-4 Class A3
11/25/2059	3.000%	5,147,564	5,163,465
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	3,944,094	3,980,263
CMO Series 2020-1 Class A3
01/25/2060	2.724%	7,500,000	7,512,560

Columbia Total Return Bond Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(h)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	4,558,942	4,614,225
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,429,415	3,458,925
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $580,938,335)			585,339,833

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Vertiv Group Corp.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.645%	124,000	123,793
Finance Companies 0.0%
Ellie Mae, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.945%	161,595	162,133
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.434%	121,249	121,401
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.434%	32,969	32,145
Froneri International PLC(b),(c),(q)
Term Loan
1-month USD LIBOR + 5.750% 01/29/2027		25,000	25,375
Total			178,921
Health Care 0.0%
Avantor Funding, Inc.(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 11/21/2024	3.895%	9,199	9,249
Metals and Mining 0.0%
Big River Steel LLC(b),(q)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.945%	145,231	145,594
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
HUB International Ltd.(b),(q)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	4.551%	82,740	82,487
Retailers 0.0%
BellRing Brands LLC(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/01/2024	6.645%	100,000	101,500
Technology 0.1%
Ascend Learning LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.645%	92,349	92,724
Dun & Bradstreet Corp. (The)(b),(q)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.661%	116,000	116,609
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.895%	62,484	62,497
Project Alpha Intermediate Holding, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.380%	32,041	32,021
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	98,704	99,033
Refinitiv US Holdings, Inc.(a),(b),(q)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	4.895%	294,909	297,648
Ultimate Software Group, Inc. (The)(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.395%	72,817	73,079
Total			773,611
Total Senior Loans (Cost $1,551,707)			1,577,288

22	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,266,595
08/15/2048	3.000%	4,590,000	5,568,244
Total U.S. Treasury Obligations (Cost $11,354,670)			12,834,839

Options Purchased Calls 0.2%
Value ($)
(Cost $1,862,240)	3,246,000

Options Purchased Puts 0.0%

(Cost $1,057,425)	351,893
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(r),(s)	92,688,959	92,688,959
Total Money Market Funds (Cost $92,682,547)		92,688,959
Total Investments in Securities (Cost: $2,509,928,348)		2,553,835,394
Other Assets & Liabilities, Net		(457,939,566)
Net Assets		2,095,895,828

At January 31, 2020, securities and/or cash totaling $9,498,787 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,572,000 EUR	20,788,382 USD	UBS	02/14/2020	178,918	—
788,715 USD	713,000 EUR	UBS	02/14/2020	2,506	—
Total				181,424	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,782	03/2020	USD	234,611,438	3,384,122	—
U.S. Treasury 2-Year Note	998	03/2020	USD	215,926,657	762,051	—
U.S. Treasury 5-Year Note	1,158	03/2020	USD	139,330,922	1,545,159	—
U.S. Ultra Treasury Bond	279	03/2020	USD	54,038,813	1,828,266	—
Total					7,519,598	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	164,800,000	164,800,000	1.50	07/24/2020	1,862,240	3,246,000

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	153,250,000	153,250,000	2.00	06/15/2020	1,057,425	351,893

Columbia Total Return Bond Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,500,000	11,313	(2,042)	147,539	—	—	(138,268)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	4,500,000	14,544	(2,625)	171,174	—	—	(159,255)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	25,857	(4,667)	327,392	—	—	(306,202)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	6,000,000	51,336	(3,500)	338,521	—	—	(290,685)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	59,892	(4,083)	389,960	—	—	(334,151)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	8,000,000	25,856	(4,667)	455,919	—	—	(434,730)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	25,856	(4,667)	351,430	—	—	(330,241)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	25,855	(4,666)	465,169	—	—	(443,980)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	8,000,000	25,855	(4,666)	502,717	—	—	(481,528)
Total							266,364	(35,583)	3,149,821	—	—	(2,919,040)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	18,689,220	62,642	—	—	62,642	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	82,461,060	(1,655,650)	—	—	—	(1,655,650)
Total							(1,593,008)	—	—	62,642	(1,655,650)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $1,325,595,682, which represents 63.25% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2020, the total value of these securities amounted to $12,030,648, which represents 0.57% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Zero coupon bond.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2020.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2020, the total value of these securities amounted to $41,068, which represents less than 0.01% of total net assets.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
24	Columbia Total Return Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(q)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(r)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	87,817,905	610,742,713	(605,871,659)	92,688,959	1,538	6,412	1,229,479	92,688,959
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Total Return Bond Fund | Quarterly Report 2020	25